Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Allowance for Credit Loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of period	¥ 30,498	¥ 21,059
Adoption of ASC 326	85
Amounts charged to expenses	3,899	10,396
Amounts written off	(6,512)	(850)
Disposal of a subsidiary	(950)	(107)
Balance at end of period	¥ 27,020	¥ 30,498